Share-based payment arrangements - ESAP (Details) - ESAP $ / shares in Units, shares in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 SFr / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of each savings period under the employee share acquisition plan (ESAP)	12 months
Number of ABB Ltd shares representing each ADS in the United States		1
Contractual term	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year
Expected volatility (as a percent)	24.00%		18.00%	18.00%	19.00%	19.00%
Dividend yield (as a percent)	3.80%		4.10%	4.10%	4.10%	4.10%
Expected term	1 year		1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)	(0.70%)		(0.70%)	(0.70%)	(0.60%)	(0.60%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares	2.3
Number of shares Granted | shares	2.1
Number of shares Forfeited | shares	(0.1)
Number of options Exercised | shares	(1.4)
Number of shares not exercised (savings returned plus interest) | shares	(0.8)
Number of shares outstanding at end | shares	2.1		2.3	2.3
Number of shares vested and expected to vest | shares		2.0
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 20.78
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 24.93	22.87	$ 20.17	SFr 20.78	$ 20.37	SFr 20.38
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		20.79
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		SFr 20.78
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares		20.78
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		SFr 22.87		20.78
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		SFr 22.87
Weighted-average remaining contractual term, Outstanding	9 months 18 days
Weighted-average remaining contractual term, Vested and expected to vest	9 months 18 days
Options outstanding, Intrinsic value | SFr		SFr 3.9
Vested and expected to vest, Aggregate intrinsic value | SFr		SFr 3.8
Cash received upon exercise of options and warrants | $	$ 28
Weighted-average grant-date fair value (per option) | SFr / shares		SFr 1.67		SFr 1.05		SFr 1.10